CARTER LEDYARD & MILBURN LLP
                               COUNSELLORS AT LAW
                                  2 WALL STREET
                            NEW YORK, N.Y. 10005-2072

                                   -----------

                               TEL: (212) 238-8605
                               FAX: (212) 732-3232

                                January 24, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

          Re: LanOptics Ltd. Amendment No. 1 to Form F-3--File No 333-121611

Ladies and Gentlemen:

      On behalf of LanOptics Ltd., a company incorporated under the laws of the State of Israel (the "Company"), we are filing herewith Amendment No. 1 to a Registration Statement on Form F-3 relating to a proposed offering by certain selling shareholders of the Company, pursuant to Rule 415 under the Securities Act of 1933, of up to 1,846,800 ordinary shares of the Company.

      Also accompanying the filing is correspondence responding to the Commission's comments to the Registration Statement. If there are any questions with respect to this filing, please call the undersigned at the number above given.

                                Very truly yours,

                               /s/ Steven J. Glusband
                               Steven J. Glusband

cc:  Dror Israel.